Schedule of Impaired Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Unpaid principal balance (contractual obligation from customer)	$ 7,628	$ 10,035
Charge-offs and payments applied	(451)	(509)
Gross value before related allowance	7,177	9,526
Related allowance	(2,233)	(1,825)
Value after allowance	$ 4,944	$ 7,701